Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements
Securities sold under repurchase agreements were $2,035,000 and $3,437,000 at December 31, 2015 and 2014, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2015 and 2014 were $3,514,000 and $8,753,000, respectively. The average daily balance outstanding during 2015 and 2014 was $2,505,000 and $5,784,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2015 and 2014 was .25% and .27%, respectively. The underlying securities are typically held by other financial institutions and are designated as pledged.